Acquisitions, Investments and Dispositions	12 Months Ended
Dec. 31, 2018
Acquisitions, Investments and Dispositions
Acquisitions, Investments and Dispositions

3.Acquisitions, Investments and Dispositions

In March 2016, the Group announced the acquisition of the remaining 50% equity interest of TVI in the aggregate fair value amount of Ps.6,750,000, including a cash payment of Ps.2,000,000 and the assumption of long-term liabilities in the aggregate amount of Ps.4,750,000 (undiscounted amount of Ps.5,106,250) with maturities between 2017 and 2020 (see Note 13). Until this transaction was completed, a non-controlling interest participated as a shareholder of CVQ, a direct subsidiary of the Company. In August 2016, the Company completed this transaction by acquiring the non-controlling interest in CVQ. This transaction complied with the guidelines and timetable established by the authorization by the IFT. With the ownership of the 100% of the equity interest of TVI, the Group is better positioned to exploit efficiencies and economies of scale among all its cable operations throughout Mexico and continue to expand upon its offerings of video, voice and data services. The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of
	a Non-
	controlling
	Interest
Carrying value of the non-controlling interest in TVI	Ps.	768,703
Consideration for the acquisition of a non-controlling interest in TVI		(6,750,000)
Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(5,981,297)

In the fourth quarter of 2016, TVI acquired through cash transactions a remaining 50% equity interest of Cable Sistema de Victoria, S.A. de C.V. (“CSV”), an indirect subsidiary of TVI, for an amount of Ps.379,424.  The effect of this transaction in the equity attributable to stockholders of the Company as of December 31, 2016, was as follows:

	Acquisition of
	a Non-
	controlling
	Interest
Carrying value of the non-controlling interest in CSV	Ps.	35,724
Consideration for the acquisition of a non-controlling interest in CSV		(379,424)
Decrease in retained earnings attributable to stockholders of the Company (1)	Ps.	(343,700)
(1)

Changes in ownership interest are treated as equity transactions, if control is maintained. Any difference between the amount by which the non-controlling interest is adjusted and the fair value of the consideration paid or received, is recognized in equity attributed to stockholders of the Company.

In March 2017, the Group entered into a joint venture agreement with Periódico Digital Sendero, S.A.P.I. de C.V. (“PDS”), an internet company that operates an online news website in Mexico City, and acquired a 50% equity interest in this joint venture for an aggregate cash amount of Ps.120,000. In September 2017, the Group made an additional cash contribution in the amount of Ps.42,500 in connection with its 50% equity interest in this joint venture (see Note 10).

In February 2018, the Company announced an agreement to sell its 19.9% stake in Imagina Media Audiovisual, S.L. (together with its subsidiaries, “Imagina”), a media and telecom company in Spain, which was subject to the fulfillment of certain conditions and regulatory approvals. In June 2018, this transaction was closed and the Company sold its stake in Imagina and received proceeds in the aggregate amount of €284.5 million (Ps.6,603,751), of which €251.3 million (Ps.5,832,360) were in cash and €33.2 million (Ps.771,391) were held in escrow, and will be paid to the Company over time subject to customary terms and conditions under escrow agreements. In the fourth quarter of 2018, a cash amount of €16.1 million (Ps.366,354) was released from escrow and an amount of €1.5 million (Ps.33,558) was used for escrow purposes. As of December 31, 2018, the amount held in escrow was € 15.6 million (Ps.351,913). As a result of this transaction, the Group recognized a net pretax gain of Ps.3,513,829 as other income in its consolidated statement of income for the year ended December 31, 2018 (see Notes 10 and 21).

On December 17, 2018, the Group acquired from Axtel, S.A.B. de C.V. (“Axtel”) its residential fiber-to-home business and related assets in México City, Zapopan, Monterrey, Aguascalientes, San Luis Potosi and Ciudad Juárez. The assets acquired comprise 553,226 revenue generating units consisting of 97,622 video, 227,802 broadband and 227,802 voice, revenue generating units. This transaction was paid in cash by the Group in the aggregate amount of Ps. 5,466,872, including value added tax. Through this acquisition, the Group continues with its strategy to consolidate a cable company with national coverage that delivers more and better services for the benefit of end users. The following table summarizes the preliminary allocation of the total amount of cash paid by the Group in connection with the purchase of tangible and identifiable intangible assets acquired and liabilities assumed at the acquisition date. The excess of the purchase price over those fair values was allocated to goodwill in the Cable segment. The purchase price allocation is preliminary as at December 31, 2018 primarily due to the Group’s ongoing evaluation of certain contractual arrangements that may impact the valuation of liabilities and goodwill, as well as final review of acquired assets and liabilities assumed given that the acquisition was completed at a date close to December 31, 2018. The Company’s management expects to complete a final purchase price allocation for this acquisition in the first half of 2019.

	December 17,
	2018
Cash and cash equivalents	Ps.	1,000
Trade notes and accounts receivables		169,036
Other accounts receivable primarily value-added tax		875,331
Total current assets		1,045,367
Property and equipment		2,130,108
Intangible assets and goodwill		2,582,713
Total assets		5,758,188
Other current liabilities		291,316
Total liabilities		291,316
Total net assets	Ps.	5,466,872
(1)